Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balance	$ 1,005,490	$ 882,298
Fair value of warrants and capital note	(25,936)	(19,278)	$ 235,382
Fair value of warrants to investors	183,260	142,470	457,501
Changes in Fair value of warrants and capital note	(74,160)
Ending Balance		1,005,490	882,298
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Beginning Balance	1,005,490	882,298
Fair value of warrants and capital note			882,298
Fair value of warrants to investors	183,260	142,470
Changes in Fair value of warrants and capital note	(25,936)	(19,278)
Ending Balance	$ 1,162,814	$ 1,005,490	$ 882,298